Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Income Statement Information

The tables that follow provide additional financial information related to our consolidated financial statements:

Income Statement Information
	(dollars in millions)
Years Ended December 31,	2016	2015	2014
Depreciation expense	$14,227	$14,323	$14,966
Interest costs on debt balances	5,080	5,504	5,291
Capitalized interest costs	(704)	(584)	(376)
Advertising expense	2,744	2,749	2,526

Balance Sheet Information

Balance Sheet Information

	(dollars in millions)
At December 31,	2016	2015
Accounts Payable and Accrued Liabilities
Accounts payable	$7,084	$5,700
Accrued expenses	5,717	5,659
Accrued vacation, salaries and wages	3,813	4,420
Interest payable	1,463	1,529
Taxes payable	1,516	2,054

	$19,593	$19,362

Other Current Liabilities
Advance billings and customer deposits	$2,914	$2,969
Dividends payable	2,375	2,323
Other	2,789	3,446

	$8,078	$8,738

Cash Flow Information

Cash Flow Information

	(dollars in millions)
Years Ended December 31,	2016	2015	2014
Cash Paid
Interest, net of amounts capitalized	$4,085	$4,491	$4,429

Other, net Cash Flows from Operating Activities
Changes in device payment plan agreement receivables-non-current	$(3,303)	$(23)	$(1,010)
Proceeds from Tower Monetization Transaction	–	2,346	–
Other, net	(1,082)	(3,734)	(2,078)

	$(4,385)	$(1,411)	$(3,088)